STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION	STOCK-BASED COMPENSATION
Incentive Award Plan
The Company’s 2022 Incentive Award Plan (the “2022 Plan”) provides for incentives to be provided to selected officers, employees, non-employee directors and consultants of the Company in the form of options, stock appreciation rights, restricted stock, restricted stock units, stock bonuses or other stock-based awards granted under the 2022 Plan. The 2022 Plan became effective on July 27, 2022 in connection with the closing of the Business Combination.
The notional maximum number of ordinary shares authorized under the 2022 Plan for the fiscal year ended December 31, 2024 was 23,042,449 (the “Share Reserve”). The Share Reserve automatically increases on January 1st of each calendar year by 3% of the total ordinary shares then issued and outstanding, or such lesser amount as determined by the Board. All shares reserved for issuance under the 2022 Plan may be granted as incentive stock options. As of December 31, 2024, taking into account previous grants and forfeitures, the Company had 5,533,142 ordinary shares remaining available for future issuances under the 2022 Plan.
In 2024, the Company granted an aggregate of 3,828,878 Restricted Stock Unit (“RSU”) incentive awards to employees and non employees of the Company, generally vesting over one to three years. Some portion vested immediately with the balance vesting annually. Of these awards 312,830 were granted to the Founders,
Also in 2024, the Company granted an aggregate of 319,471 RSUs to directors, typically vesting immediately or over one to three years.
In August 2022, the Company approved incentive awards to employees of Waldencast, Milk, and Obagi. The long-term incentive awards (the “LTI Awards”) are restricted stock units that vest based on both a service condition and meeting either a net sales or EBITDA target in calendar year 2022. These LTI Awards were granted to employees in November 2022. The performance targets for the LTI Awards were met for Milk in 2022. The Company granted LTI Awards will vest one-third each year beginning on February 15, 2023, subject to continued service through such dates. In May 2023, the Board approved a modification to the LTI Awards by waiving the performance conditions for most Obagi and Waldencast employees totaling 137,537 RSUs. The conditions were not waived for the former Chief Executive Officer of Obagi and the Chief Executive Officer and Chief Growth Officer of Waldencast, resulting in forfeiture of 360,000 RSUs. Based on the financial statements prepared by the Company for the period ended December 31, 2022, the Board certified that the applicable performance goals were not met and, accordingly, that the
2022 RSUs granted to the Company’s founders would not vest. No additional grants of RSUs were made for the year ended December 31, 2024 or for the year ended December 31, 2023.
In November 2022, the Company approved a one-time stock grant for certain Milk employees that were not eligible to participate in the LTI award program. A total of 10,000 awards were approved under this program. These awards are service-based restricted stock units that will cliff vest three years from the grant date, subject to continued employment with the Company.
Strategic Growth Incentive
In 2024, the Company granted an aggregate of 2,557,119 strategic growth incentive 2027 awards in performance vested share units to certain Company employees, in an amount up to 200% of the target share units allocated to the program, which are based on meeting the Company’s Net Revenue and earnings before interest, taxes, depreciation, and amortizations (“EBITDA”) targets for the year ended December 31, 2027. These awards had a grant date fair value per share ranging between $2.88 and $6.48. Some of the awards require a one-year post vesting holding period once the shares have been awarded.
In 2023, the Company granted an aggregate of 2,290,000 strategic growth incentive 2025 awards in performance vested share units to certain Company employees, in an amount up to 200% of the target share units allocated to the program, which are based on meeting the Company’s net revenue and EBITDA targets for the year ended December 31, 2025. These awards had a grant date fair value per share of $8.88 and require a one-year post vesting holding period once the shares have been awarded.
Restricted stock activity for the year ended December 31, 2024 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2023	2,296,831	$8.72
Granted	6,705,468	3.69
Vested	(567,745)	5.84
Forfeited	(851,298)	8.87
Outstanding as of December 31, 2024	7,583,255	$4.61
Business Combination
On the Closing Date, in connection with the Business Combination, the Company assumed Obagi and Milk’s legacy incentive award plans and outstanding unvested awards granted under those plans. The Company assumed 5,906,300 stock options and 1,776,827 restricted stock units as replacement awards pursuant to the Obagi Merger Agreement, as well as 237,724 stock options and 2,808,131 share appreciation rights as replacement awards pursuant to the Milk Merger Agreement. The total post-combination incremental stock-based compensation was $18.3 million, which is expected to be recognized over the remaining requisite service periods, where $47.7 million represents the fair value of the equity awards as part of the equity purchase consideration. The awards that were replaced had been contingent on a performance condition and as such, the Company is required to use an attribution model in which compensation cost for each vesting tranche is recognized as if each vesting tranche were a separate award.
Founder Awards
In August 2022 the Company granted a total of 11,500,000 stock options to the two founders of Waldencast that vest based on service over the six-year period from August 2022 through August 2028. The options were granted with four vesting tranches, each tranche with a different exercise price, subject to their continued employment with the Company. Additionally, the Company granted 692,000 founders service-based restricted stock units that cliff vest in August 2025, subject to their continued employment with the Company.
Stock option activity for the year ended December 31, 2024 was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2023	18,915,358	$9.10	7.3	$47,792
Granted	—	—	—	—
Exercised	(150,000)	0.68	—	—
Forfeited	(1,628,000)	5.73	—	—
Balance as of December 31, 2024	17,137,358	10.48	6.4	1,156
Exercisable as of December 31, 2024	9,168,975	7.31	5.0	1,156
Vested and expected to vest as of December 31, 2024	17,137,358	$10.48	6.4	$1,156
The fair value of stock option awards was determined on the grant date using the Monte Carlo simulation model for Founder Awards and the Hull-White lattice pricing model was used for Replacement Options based on the following weighted-average assumptions:

	Period from July 28, 2022 to December 31, 2022
	Founder Awards	Replacement Options
Risk-free interest rate (1)	2.87% - 2.92%	2.79% - 2.80%
Expected term (years) (2)	4.7 - 9.9	N/A
Exercise multiple (3)	N/A	2.30
Expected stock price volatility (4)	39.77% - 44.76%	50.00%
Dividend yield (5)	N/A	N/A
(1)The risk-free rate is based on U.S. Treasury securities with maturities equivalent to the expected term.
(2)The expected term for Founder Awards is based on the assumption that the options are exercised after 50% of the period between the later of the vest date and exercise price achievement date and the end of the contractual term.
(3)The exercise multiple is selected from the commonly used exercise multiple range of 2.0x to 2.5x assuming on average the options holders would exercise the options when the ratio of underlying stock price to the exercise price reaches 2.3x.
(4)For Founder Awards, the expected stock price volatility is the median historical volatility of Waldencast’s volatility peer group with a look-back period equal to the contractual term using daily stock prices; for Replacement Options, the expected stock price volatility is estimated by adjusting the observed equity volatility for leverage.
(5)Waldencast has not paid any dividends historically and does not plan to declare dividends in the foreseeable future and therefore assumed a dividend yield of zero.
Stock-compensation expense for the years ended December 31, 2024 and 2023, and the period from July 28, 2022 to December 31, 2022, was $9.4 million, $9.2 million, and $7.7 million, respectively. The unrecognized compensation cost as of December 31, 2024 for stock options and restricted stock was $16.1 million and $13.0 million, respectively. These costs are expected to be recognized over a weighted-average service period of 3.5 and 2.3 years for stock options and restricted stock, respectively.
Predecessor Incentive Plan
In January 2021, the Predecessor established a Stock Incentive Plan (the “Predecessor Incentive Plan”), under which stock options, stock awards, and restricted stock units (“Predecessor Restricted Stock”) of the Company could be granted to eligible employees, directors, and consultants. Under the Predecessor Incentive Plan, the Company was authorized to issue of a maximum number of 1,500,000 shares of Obagi common stock. Incentive stock options were required to have an exercise price at or above the fair market value of the stock on the date of the grant. The Company’s stock options and Predecessor Restricted Stock granted during the period from January 1, 2022 to July 27, 2022 (Predecessor Period) had service-based and performance-based vesting conditions.
The options vested over five years, with 25% of options vesting in four equal quarterly installments at the end of each three-month period through the first anniversary of the grant, and the remaining 75% vesting in a series of five equal annual installments over the five-year period measured from the grant date. The Predecessor Restricted Stock vested in five equal annual installments at the end of each year, over the five-year period from the grant date. Award holders had a ten-year period to exercise the options before they expire. Notwithstanding achievement of the service-based condition, the options and the Predecessor Restricted Stock did not vest or become exercisable until a qualifying transaction was consummated prior to the expiration date. A qualifying transaction consisted of either a change in control event or an underwritten initial public offering by the Company of its equity securities on a U.S. or foreign exchange, which occurred upon Waldencast’s acquisition of Obagi.